TAXES ON INCOME - Significant components of the Group's deferred tax liabilities and assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforward	$ 31,391	$ 30,330
Reserves and allowances	12,588	5,613
Net deferred tax assets before valuation allowance	43,979	35,943
Less - valuation allowance	(23,513)	(31,593)
Deferred tax asset	20,466	4,350
Deferred tax liability	(139)	(305)
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	13,863	3,342
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	6,603	1,008
Deferred tax liability	$ (139)	$ (305)